Consolidated Balance Sheets (Parentheticals) - shares	Dec. 31, 2018	Dec. 31, 2017
CONSOLIDATED BALANCE SHEETS [Abstract]
Common units issued	169,054,258	147,797,720
Common units outstanding	169,054,258	147,797,720
General Partners, units issued	3,450,091	3,016,284
General Partners, units outstanding	3,450,091	3,016,284